Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Current Assets
Cash and Cash Equivalents	$ 176.4	$ 162.5
Other Temporary Investments	386.8	385.6
Fuel	600.8	580.8
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	3,722.9	5,073.1
Accumulated Depreciation and Amortization	19,348.2	19,970.8
Current Liabilities
Long-term Debt Due Within One Year	1,831.8	2,500.4
Noncurrent Liabilities
Long-term Debt	$ 17,740.9	$ 16,012.0
Equity
Common Stock, Par Value Per Share	$ 6.50	$ 6.50
Common Stock, Shares Authorized	600,000,000	600,000,000
Common Stock, Shares, Issued	511,389,173	509,739,159
Treasury Stock, Shares	20,336,592	20,336,592
Ohio Phase-In-Recovery Funding [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 45.9	$ 45.4
Noncurrent Liabilities
Long-term Debt	139.4	184.5
Appalachian Power Co [Member]
Current Assets
Cash and Cash Equivalents	2.8	2.6
Fuel	119.3	113.4
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	345.5	373.5
Accumulated Depreciation and Amortization	3,407.6	3,823.6
Current Liabilities
Long-term Debt Due Within One Year	318.0	552.2
Noncurrent Liabilities
Long-term Debt	$ 3,612.7	$ 3,320.5
Equity
Common Stock, Shares Authorized	30,000,000	30,000,000
Common Stock, Shares Outstanding	13,499,500	13,499,500
Indiana Michigan Power Co [Member]
Common Stock, No Par Value
Current Assets
Cash and Cash Equivalents	$ 1.1	$ 1.0
Fuel	46.5	54.6
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	662.3	1,490.8
Accumulated Depreciation and Amortization	3,018.0	3,410.3
Current Liabilities
Long-term Debt Due Within One Year	162.9	382.2
Noncurrent Liabilities
Long-term Debt	$ 1,837.1	$ 1,637.4
Equity
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares Outstanding	1,400,000	1,400,000
Indiana Michigan Power Co [Member] | DCC Fuel [Member]
Current Liabilities
Long-term Debt Due Within One Year	$ 84.6	$ 85.7
Ohio Power Co [Member]
Current Assets
Cash and Cash Equivalents	3.1	2.9
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	408.2	390.8
Accumulated Depreciation and Amortization	2,048.7	2,038.1
Current Liabilities
Long-term Debt Due Within One Year	395.9	131.5
Noncurrent Liabilities
Long-term Debt	$ 1,761.8	$ 2,155.3
Equity
Common Stock, Par Value Per Share
Common Stock, Shares Authorized	40,000,000	40,000,000
Common Stock, Shares Outstanding	27,952,473	27,952,473
Public Service Co Of Oklahoma [Member]
Current Assets
Cash and Cash Equivalents	$ 1.4	$ 1.4
Fuel	17.6	16.4
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	405.7	421.6
Accumulated Depreciation and Amortization	1,352.5	1,319.6
Current Liabilities
Long-term Debt Due Within One Year	275.4	0.4
Noncurrent Liabilities
Long-term Debt	$ 1,010.7	$ 1,036.3
Equity
Common Stock, Par Value Per Share	$ 15	$ 15
Common Stock, Shares Authorized	11,000,000	11,000,000
Common Stock, Shares, Issued	10,482,000	10,482,000
Common Stock, Shares Outstanding	9,013,000	9,013,000
Southwestern Electric Power Co [Member]
Current Assets
Cash and Cash Equivalents	$ 5.2	$ 14.4
Fuel	142.1	117.0
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	883.5	878.8
Accumulated Depreciation and Amortization	2,602.3	2,503.3
Current Liabilities
Long-term Debt Due Within One Year	3.3	306.8
Noncurrent Liabilities
Long-term Debt	$ 2,270.2	$ 1,825.6
Equity
Common Stock, Par Value Per Share	$ 18	$ 18
Common Stock, Shares Authorized	7,600,000	7,600,000
Common Stock, Shares Outstanding	7,536,640	7,536,640
Southwestern Electric Power Co [Member] | Sabine Mining Co [Member]
Current Assets
Cash and Cash Equivalents	$ 3.7	$ 12.7
Fuel	40.4	38.9
Property, Plant and Equipment, Gross [Abstract]
Other Property, Plant and Equipment	297.7	288.2
Accumulated Depreciation and Amortization	157.3	143.0
Subsidiaries [Member]
Current Assets
Other Temporary Investments	376.6	371.0
Current Liabilities
Long-term Debt Due Within One Year	410.4	430.5
Noncurrent Liabilities
Long-term Debt	$ 1,971.4	$ 2,241.1